SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2020
SIGNIFICANT ACCOUNTING POLICIES
International Financial Reporting Standards ("IFRS")

a.     International Financial Reporting Standards (“IFRS”)

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting. Accordingly, they do not contain all the information required in full annual financial statements. These condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial Statements as of December 31, 2019 and for the year then ended (the “2019 Annual Financial Statements”).

These condensed consolidated interim financial statements were approved by the Company’s Board of Directors on November 16, 2020.

Use of estimates, assumptions and judgments

b.     Use of estimates, assumptions and judgments

The preparation of condensed consolidated interim financial statements in accordance with IFRS requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements as well as affect the reported amounts of revenues and expenses during the period. These estimates and assumptions are reviewed on an ongoing basis using available information. Actual results could differ from these estimates and assumptions. The items subject to significant estimates and assumptions by management include share-based compensation; the measurement of financial instruments at fair value, the fair value of the embedded warrant component of convertible notes, the fair value of warrants where there is no active market.